Segment Information - Disclosure Of Detailed Information About Capital Expenditure Based On Operating Segments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditures	$ 642,177	$ 455,313
Mesquite
Disclosure of operating segments [line items]
Capital expenditures	42,449	98,394
Castle Mountain
Disclosure of operating segments [line items]
Capital expenditures	16,709	20,433
Los Filos
Disclosure of operating segments [line items]
Capital expenditures	66,341	85,954
Mercedes
Disclosure of operating segments [line items]
Capital expenditures	7,232	11,546
Aurizona
Disclosure of operating segments [line items]
Capital expenditures	48,275	33,059
Fazenda
Disclosure of operating segments [line items]
Capital expenditures	16,952	17,687
RDM
Disclosure of operating segments [line items]
Capital expenditures	28,938	31,421
Santa Luz
Disclosure of operating segments [line items]
Capital expenditures	53,198	71,693
Greenstone
Disclosure of operating segments [line items]
Capital expenditures	350,844	76,210
Corporate and other
Disclosure of operating segments [line items]
Capital expenditures	$ 11,239	$ 8,916